SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           REGISTRATION NO. 333-76407
                          PRE-EFFECTIVE AMENDMENT NO. 1

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-9293
                                 AMENDMENT NO. 1

                        DAVIS VARIABLE ACCOUNT FUND, INC.

                              124 East Marcy Street
                           Santa Fe, New Mexico 87501
                                (1-505-820-3000)

   Agents For Service:    Thomas D. Tays, Esq.
                          Davis Selected Advisers, L.P.
                          124 East Marcy Street
                          Santa Fe, New Mexico  87501
                          1-505-820-3055

                                    -or-

                          Sheldon R. Stein, Esq.
                          D'Ancona & Pflaum LLC
                          111 East Wacker Drive, Suite 2800
                          Chicago IL 6060130
                          (1-312-602-2014)

It is proposed that this filing will become effective:

                     ___   Immediately upon filing pursuant to paragraph (b)

                     ___   On   _______, pursuant to paragraph (b)

                     ___   60 days after filing pursuant to paragraph (a)(1)

                     ___ On ____________, pursuant to paragraph (a) of Rule 485

                     ___   75 days after filing pursuant to paragraph (a)(2)

                     _X_   On July 1, 1999, pursuant to paragraph (a)(3) of
                           Rule 485

RULE 473 DELAYING AMENDMENT REVOKED: This registration statement shall hereafter become effective in accordance with the provisions of section 8(a) of the Securities Act of 1933.

REQUEST FOR ACCELERATION. Pursuant to Rule 461 of the Securities Act of 1933 the Registrant (Davis Variable Account Fund, Inc.) and its principal underwriter (Davis Distributors, LLC) request acceleration of the effective date to July 1, 1999. The Registrant and the principal underwriter are aware of their obligations under the Securities Act of 1933. The accompanying transmittal letter includes signatures of the Registrant and principal underwriter.


Title of Securities being Registered: Common Stock of:

                  DAVIS VALUE PORTFOLIO;
                  DAVIS FINANCIAL PORTFOLIO; AND
                  DAVIS REAL ESTATE PORTFOLIO

                                   FORM N-1A
                             DAVIS VALUE PORTFOLIO
                           DAVIS FINANCIAL PORTFOLIO
                                      AND
                          DAVIS REAL ESTATE PORTFOLIO
                              AUTHORIZED SERIES OF
                       DAVIS VARIABLE ACCOUNT FUND, INC.

                 PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION
            STATEMENT NO. 333-76407 UNDER THE SECURITIES ACT OF 1933
              AND AMENDMENT NO. 1 UNDER THE INVESTMENT COMPANY ACT
                OF 1940 TO REGISTRATION STATEMENT NO. 811-9293.


                               CROSS REFERENCE SHEET
   N-1A
   ITEM NO.         PART A CAPTION OR PLACEMENT:  PROSPECTUS FOR EACH PORTFOLIO

       1.                    Front and Back Cover pages
       2.           Overview of the Fund:
                         Investment Objective and Strategy
                         Determining if this Fund is Right for You
                         Principal Risks
                         Past Performance
       3.           Overview of the Fund: Expenses of the Fund
       4.           How We Manage the Fund
       5.           Annual Report, not applicable to a  new Fund
       6.           Who is Responsible for Your Davis Account
       7.           Not applicable
       8.           Information Concerning Shares In the Fund
       9.           Financial Highlights, not applicable to a new Fund


   N-1A
   Item No.         PART B CAPTION OR PLACEMENT:
                    STATEMENT OF ADDITIONAL INFORMATION


      10            Cover Page
      11            Organization of the Company
      12            Portfolio Securities
                    Other Investment Practices
                    Investment Restrictions
      13            Directors and Officers
                    Directors Compensation Table
      14            Certain Shareholders of  the Fund

      15            Investment Advisory Services
                    Distribution of Company Shares
                    Other Important Service Providers
      16            Portfolio Transactions
      17            Organization of the Company
      18            Contained in the Prospectuses
      19            Federal Income Taxes
      20            Distribution of Company Shares
      21            Performance Data
      22            Annual Report Incorporated by Reference

DAVIS VALUE PORTFOLIO

(part of Davis Variable Account Fund, Inc.)

July 1, 1999

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


The Securities and Exchange Commission has not approved or disapproved of these securities. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.



Over 25 Years Of Reliable Investing
Managed by Davis Selected Advisers, L.P.

TABLE OF CONTENTS

Overview of the Fund
         Investment Objective and Strategy
         Determining If This Fund Is Right for You
         Principal Risks
         Past Performance
         Expenses of the Fund

Who Is Responsible for the Fund

How We Manage the Fund

         Davis Selected Advisers' Performance History
         How We Invest the Fund's Assets
         How We Manage Risk

Information Concerning Shares in the Fund

Other Fund Documents

OVERVIEW OF DAVIS VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGY

Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

Our portfolio managers use the Davis investment philosophy to select common stock of quality overlooked-growth companies at value prices and to hold them for the long-term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the company's true worth. We believe that if you combine a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks.

You can find more detailed information about the types of securities that the Fund buys in the section called HOW WE MANGE THE FUND.


DETERMINING IF THIS FUND IS RIGHT FOR YOU

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF:
o        You are seeking long-term growth of capital.
o        You are more comfortable with established, well-known companies.
o        You are investing for the long-term (five years or more).

YOU SHOULD NOT INVEST IN THIS FUND IF:
o You are worried about the possibility of sharp price swings and dramatic market declines.
o        You are interested in earning current income.
o        You are investing for the short-term (less than five years).

PRINCIPAL RISKS

If you buy shares of Davis Value Portfolio, you may lose some or all of the money that you invest.

THE PRINCIPAL RISKS OF INVESTING IN ANY MUTUAL FUND ARE:

o NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

o NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

o POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

o VOLATILITY. The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments.

THE PRINCIPAL RISKS OF INVESTING IN DAVIS VALUE PORTFOLIO ARE:

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance.

o POTENTIAL CONFLICTS. Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. Davis Selected Advisers will monitor events for any potential conflicts.

You can find more detailed information about the risks of the Fund's particular investments in the section called HOW WE MANAGE THE FUND.

PAST PERFORMANCE

Davis Value Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the next annual update of its prospectus after it has been offered to the public for a full calendar year.

EXPENSES OF THE FUND

These expenses present the cost of investing in the Fund and do NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract.

ESTIMATED ANNUAL FUND OPERATING EXPENSES
(For the year ended December 31, 1999)
(Deducted from Davis Value Portfolio's Assets)

Management Fees                                   0.75%
Distribution (12b-1) Fees (1)                     None
Other Expenses (2)                                0.30 %
Total Annual Operating Expenses                   1.05%


(1) The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. The Fund does not intend to make any payments under this plan at the current time.

(2) "Other Expenses" are based upon estimated operating expenses for the first fiscal year.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract. The example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

      1 Year            3 Years
      $107              $334

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

A number of entities provide services to Davis Value Portfolio. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the Fund's Statement of Additional Information. Davis Selected Advisers and Davis Value Portfolio do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

INVESTMENT ADVISER

DAVIS SELECTED ADVISERS, LP
Referred to throughout this prospectus as "Davis Selected Advisers" 124 East Marcy Street
Santa Fe, NM 87501

o Provides investment advice for Davis Value Portfolio's investment portfolio.

o    Manages the Fund's business affairs.

o    Provides day-to-day administrative services.

o Serves as investment adviser for all of the Davis Funds, other mutual funds, and other institutional clients.

o    Annual Adviser Fee (based on average net assets): 0.75%.

INVESTMENT SUB-ADVISER

DAVIS SELECTED ADVISERS-NY, INC.
Referred to throughout this prospectus as "Davis Selected Advisers-NY" 609 Fifth Avenue
New York, NY 10017

o Performs investment management and research services for Davis Value Portfolio and other institutional clients.

o    Wholly owned subsidiary of Davis Selected Advisers.

o    Annual Fee:  Davis Selected Advisers pays the fee, not the Fund.

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
Referred to throughout this prospectus as "State Street Bank and Trust" PO Box 8406 Boston, MA 02266-8406 o Prices Davis Value Portfolio daily. o Holds the Fund's cash and portfolio securities.

BOARD OF DIRECTORS

The Funds' Board of Directors has general supervisory responsibilities of Davis Variable Account Fund, Inc. The Board monitors and supervises the performance of the investment adviser, sub-advisers and other service providers, monitors the Funds' business and investment activities, and determines whether or not to renew agreements with the adviser and sub-adviser.

DISTRIBUTOR

DAVIS DISTRIBUTORS, LLC
Referred to throughout this prospectus as "Davis Distributors"
124 East Marcy Street
Santa Fe, NM 87501

o Oversees purchases of shares and promotional activities for Davis Value Portfolio.

o        Wholly owned subsidiary of Davis Selected Advisers.

o Serves as distributor for all of the Davis Funds and other mutual funds managed by Davis Selected Advisers.

FOUNDER AND CHIEF INVESTMENT OFFICER OF THE ADVISER

SHELBY M.C. DAVIS
Responsibilities:

o        Chief Investment Officer of Davis Selected Advisers.

o        President of all the Davis Funds.

Other Experience:
o Served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997. o Served as Portfolio Manager of a growth and income fund managed by Davis Selected Advisers from May 1993 until February 1997.

PORTFOLIO MANAGERS

CHRISTOPHER C. DAVIS
Responsibilities:

o        Vice President of Davis Variable Account Fund, Inc.

o Co-Portfolio Manager of Davis Value Portfolio with Kenneth Charles Feinberg since the Fund's inception, July 1, 1999.

o Also manages or co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:
o Portfolio Manager or Co-Portfolio Manager of various equity funds managed by Davis Selected Advisers since October 1995.

o Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 to September 1995.

KENNETH CHARLES FEINBERG
Responsibilities:
o        Co-Portfolio Manager of Davis Value Portfolio with Christopher C.
         Davis since the Fund's inception, July 1, 1999.

o        Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

o Co-Portfolio Manager of various equity funds managed by Davis Selected Advisers since May 1997.

o        Research analyst at Davis Selected Advisers since December 1994.

o        Assistant Vice President of Investor Relations for Continental Corp.
         from 1988 to 1994.


OUR CODE OF ETHICS

We allow the officers and employees of Davis Funds and their affiliates to buy and sell securities for their own personal accounts. However, in order to do so, they must agree to a number of restrictions listed in our company Code of Ethics.


HOW WE MANAGE THE FUND

DAVIS SELECTED ADVISERS' PERFORMANCE HISTORY

Davis Value Portfolio's investment objective is growth of capital. Davis Selected Advisers has been managing portfolios in a similar style since 1969. The performance history presented below is based on data relating to accounts managed by Davis Selected Advisers that have investment objectives and policies similar (although not necessarily identical) to Davis Value Portfolio, and are advised by Davis Selected Advisers using an investment style and strategy substantially similar to those used to manage Davis Value Portfolio.

THE PERFORMANCE INFORMATION SET FORTH BELOW FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS VALUE PORTFOLIO.

Davis Selected Advisers' historical performance data covers 29 years and reflects the performance of the Davis Large Cap Equity Composite. The composite includes all accounts ($3.5 million or larger) with investment objectives, policies and strategies substantially similar to those used by Davis Selected Advisers in managing the Davis Value Portfolio. As of December 31, 1998, the composite included 19 accounts with aggregate assets of $18.27 billion. The composite returns are reduced by the Fund's estimated annual operating expenses (1.05% per year). The insurance company's charges on your contract will also reduce actual performance.

The private accounts are not subject to certain investment limitations diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable may have adversely affected the performance results.

The chart below compares the Davis Large Cap Equity Composite, an annualized asset-weighted performance results net of advisory fees and estimated expenses, against the S&P 500(R) Index. Davis Large Cap Equity Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values. This return is reduced by the Fund's estimated annual operating expenses listed in the expense table. This calculation, used to measure the performance of a composite, is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of stock performance.

DAVIS LARGE CAP EQUITY COMPOSITE RETURNS VS. S & P 500 INDEX
(For the periods ending December 31, 1998)

                      PAST        PAST         PAST          SINCE JANUARY 1,
                     ONE YEAR   5 YEARS      10 YEARS            1970
                    ----------  -------     -----------    ----------------
DAVIS LARGE CAP
  EQUITY COMPOSITE    14.80%     21.82%         20.28%      14.80%
S&P 500 INDEX         28.58%     24.03%         19.17%      13.45%

Davis Value Portfolio was recently organized and has a performance record of less than a year. The preceding performance results should not be considered a prediction of the future performance of Davis Value Portfolio. THE FUND'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS LARGE CAP EQUITY COMPOSITE.

HOW WE INVEST THE FUND'S ASSETS

DAVIS INVESTMENT PHILOSOPHY

Davis Value Portfolio is managed using the Davis investment philosophy. The Davis investment philosophy stresses a back-to-basics approach: we use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that we believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, we search for companies that demonstrate several of the characteristics that are listed in the following chart.

                         WHAT WE LOOK FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.

2. MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies where individual managers own a significant stake.

3. STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.

4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.

5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.

6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles. 8. Competitive products or services. We invest in companies with products that are not vulnerable to obsolescence.

9. SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

10. INNOVATION. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

OTHER SECURITIES AND INVESTMENT STRATEGIES

Davis Value Portfolio invests primarily in the common stock of large capitalization domestic companies. There are other securities in which the Fund may invest, and investment strategies which the Fund may employ, but they are not principal investment strategies. The Statement of Additional Information discusses these securities and investment strategies.

The Fund uses short-term investments to maintain flexibility while we evaluate long-term opportunities. We also may use short-term investments for temporary defensive purposes; in the event our portfolio managers anticipate a decline in the market values of common stock of large capitalization domestic companies, we may reduce our risk by investing in short-term securities until market conditions improve. Unlike common stocks, these investments will not appreciate in value when the market advances. In such a circumstance, the short-term investments will not contribute to the Fund's investment objective.

ADDITIONAL RISKS FOR THE FUND: YEAR 2000 TRANSITION ISSUES

Like all financial service providers, Davis Selected Advisers, sub-adviser, distributor, and third parties providing investment advisory, administrative, transfer agent, custodial and other services utilize systems that may be affected by Year 2000 transition issues. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated.

Difficulties with Year 2000 transition issues could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time there can be no assurance that there will be no adverse impact on the Funds, the Service Providers have advised the Funds that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000, and expect that their systems, and those of other parties they deal with, will be adapted in time for this event. In addition, there can be no assurance that the companies in which the Fund invests will not experience difficulties with Year 2000 transition issues which may negatively affect the market value of those companies.

HOW WE MANAGE RISK

Risks are inherent in all investments. Investing in a mutual fund, even the most conservative, involves risk, including the risk that you may receive little or no return on your investment, or even that you may lose part or all of your investment. Davis Value Portfolio has five strategies to minimize the risk assumed when we invest.

                    FIVE STRATEGIES WE USE TO MINIMIZE RISK

1. WE PURCHASE HIGH-QUALITY GROWTH COMPANIES. Our focus on high-quality growth companies reduces the likelihood that your investment will be tied up in a failing company. A high-quality growth company is one that has achieved a dominant or growing market share, and is led by first-class management.

2. WE USE A CONSERVATIVE VALUATION STRATEGY. Once we find companies that meet our business criteria, we determine how much to pay for their shares. We follow a price discipline that tells us how much we can reasonably pay for a stock. While no system can prevent all losses, this conservative approach helps us avoid the calamitous losses that occur in bear markets.

3. WE HAVE A LONG-TERM VISION. We get to know the managers of the companies in which we invest and understand their goals. We view temporary setbacks as buying opportunities: when other managers sell stocks in response to bad news, we evaluate the issuer's long-term prospects.

4. WE DO NOT USE MARKET TIMING. We do not base our decisions to buy and sell securities on whether we believe the stock market will rise or fall (known as market timing). However, we can raise the level of cash in the Fund when stock prices get too high and it becomes difficult to purchase quality undervalued growth companies.

5. WE MAY MAKE TEMPORARY DEFENSIVE INVESTMENTS. From time to time, Davis Value Portfolio may take temporary defensive positions in response to adverse market, economic or political conditions. Temporary defensive investments will not appreciate in value when the market advances. In such a circumstance, these investments will not contribute to the Fund's investment objective.


INFORMATION CONCERNING SHARES IN THE FUND

INVESTING IN DAVIS VALUE PORTFOLIO

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract, how to allocate contract values to purchase shares in the Fund, and how to redeem shares from the Fund.

The price at which a purchase or redemption is effected is based on the net asset value next calculated after receipt of an order.

HOW YOUR SHARES ARE VALUED

The share price of your investment changes depending on the total value of the Fund's investments.

Each business day, we determine the value of Fund shares by adding up the total value of investments plus other assets (such as cash), subtracting liabilities, and dividing the result by the total number of shares outstanding. This share figure is known as the net asset value.

Net asset value for Davis Value Portfolio is determined each day the Fund is open for business. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Time, whichever comes first.

HOW SECURITIES IN THE PORTFOLIO ARE VALUED

We use current market valuations to value the securities in Davis Value
Portfolio:

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.

o Over-the-counter securities are valued at the average of closing bid and asked prices.

o Debt securities purchased with a maturity of one year or less are usually valued at amortized (gradually reduced) cost.

o Longer-term debt securities may be valued by an independent pricing service.

o Securities with unavailable market quotations and other assets are valued at "fair value"--which is determined or directed by the Board of Directors.

The Fund may invest a portion of its assets in securities traded in foreign markets which are closed when the U.S. market is open. The Fund's net asset value may be determined using foreign securities prices which are several hours old. Prices of the Fund's foreign securities may not reflect events occurring after the foreign market was closed but before the Fund determined its net asset value. Moreover, the value of the Fund's foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The Fund may invest a portion of its assets in securities denominated in foreign currencies. The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.

ADMINISTRATIVE SERVICE AND DISTRIBUTION FEES

Davis Selected Advisers or its affiliates will pay a fee to the insurance companies offering the Fund as an investment vehicle for variable annuity or variable life insurance contracts issued by the life insurance companies. The fee is equal, on an annualized basis, to 20 basis points (0.20%) per annum of the average aggregate amount invested by the insurance company in Davis Variable Account Fund, Inc. Such payments will be made monthly, and only when the average aggregate amount invested exceeds $1,000,000. The fee increases to 25 basis points (0.25%) when the average aggregate amount invested exceeds $300,000,000. Such payments are for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such amounts by Davis Selected Advisers or its affiliates does not increase the fees paid by the Fund or its shareholders.

The Fund has adopted a plan under Rule 12b-1 that, in the future, would allow the Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders or shareholders of the insurance separate accounts investing in the Fund. At the current time Davis Value Portfolio is not paying any distribution fees. In the future the Fund may pay up to 0.25% of average annual net assets. Because these fees would be paid out of the Fund's assets on an ongoing basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.

TAXES

Davis Value Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Net investment income and net realized capital gains are distributed to shareholders at least annually.

Davis Value Portfolio intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights regarding instructions to your insurance company on how to vote Fund shares held in connection with your contract.

OTHER FUND DOCUMENTS

For more information about Davis Value Portfolio, request a free copy of the Statement of Additional Information or, when they become available, the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. When they become available, an ANNUAL REPORT will discuss the market conditions and investment strategies that will have significantly affected Fund performance during the last year, and a SEMI-ANNUAL REPORT will update information provided in the Annual Report for the following six months.

Davis Value Portfolio's Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and is legally a part of this prospectus. The Annual Report, which will be filed when it is available, will legally become a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET.  Visit the SEC web site (www.sec.gov).

o FROM THE SEC. The SEC's Public Reference Room in Washington DC. For more information on the operations of the Public Reference Room call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009.




Investment Company Act File No. 811-xxxx

DAVIS FINANCIAL PORTFOLIO

(part of Davis Variable Account Fund, Inc.)

July 1, 1999

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


The Securities and Exchange Commission has not approved or disapproved of these securities. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


Over 25 Years Of Reliable Investing
Managed by Davis Selected Advisers, L.P.

TABLE OF CONTENTS

Overview of the Fund
         Investment Objective and Strategy
         Determining If This Fund Is Right for You
         Principal Risks
         Past Performance
         Expenses of the Fund

Who Is Responsible for the Fund

How We Manage the Fund

         Davis Selected Advisers' Performance History
         How We Invest the Fund's Assets
         How We Manage Risk

Information Concerning Shares in the Fund

Other Fund Documents

OVERVIEW OF DAVIS FINANCIAL PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGY

Davis Financial Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of financial companies. During normal market conditions, at least 65% of the Fund's assets are invested in companies that are "principally engaged" in financial services.

A company is "principally engaged" in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Our portfolio managers use the Davis investment philosophy to select common stock of quality overlooked-growth companies at value prices and to hold them for the long-term. We look for financial services companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the company's true worth. We believe that if you combine a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in a portfolio of financial services companies.

You can find more detailed information about the types of securities that the Fund buys in the section called HOW WE MANAGE THE FUND.


DETERMINING IF THIS FUND IS RIGHT FOR YOU

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF:

o    You are seeking long-term growth of capital.

o You believe that the financial services sector offers attractive long-term growth opportunities.

o    You are investing for the long-term (five years or more).

YOU SHOULD NOT INVEST IN THIS FUND IF:

o You are worried about the possibility of sharp price swings and dramatic market declines.

o    You are interested in earning current income.

o You do not wish to invest in a concentrated portfolio of financial services companies.

o    You are investing for the short-term (less than five years).

PRINCIPAL RISKS

If you buy shares of Davis Financial Portfolio, you may lose some or all of the money that you invest.

THE PRINCIPAL RISKS OF INVESTING IN ANY MUTUAL FUND ARE:

o NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

o NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

o POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

o VOLATILITY. The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments.

THE PRINCIPAL RISKS OF INVESTING IN DAVIS FINANCIAL PORTFOLIO ARE:

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance.

o POTENTIAL CONFLICTS. Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. Davis Selected Advisers will monitor events for any potential conflicts.

o CONCENTRATED FINANCIAL SERVICES PORTFOLIO. Davis Financial Portfolio invests primarily in a single industry. Any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include:

     o REGULATORY ACTIONS. Financial services companies may suffer a setback if regulators change the rules under which they operate.

     o CHANGES IN INTEREST RATES. Unstable interest rates can have a disproportionate effect on the financial services industry.

     o CONCENTRATION OF LOANS. Financial services companies whose securities Davis Financial Portfolio purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry.

     o COMPETITION. The financial services industry has become increasingly competitive.

You can find more detailed information about the risks of the Fund's particular investments in the section called HOW WE MANAGE THE FUND.

PAST PERFORMANCE

Davis Financial Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the next annual update of its prospectus after it has been offered to the public for a full calendar year.

EXPENSES OF THE FUND

These expenses present the cost of investing in the Fund and do NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract.

ESTIMATED ANNUAL FUND OPERATING EXPENSES
(For the year ended December 31, 1999)
(Deducted from Davis Financial Portfolio's Assets)

Management Fees                           0.75%
Distribution (12b-1) Fees (1)             None
Other Expenses (2)                        0.30 %
Total Annual Operating Expenses           1.05%

(1) The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. The Fund does not intend to make any payments under this plan at the current time.

(2) "Other Expenses" are based upon estimated operating expenses for the first fiscal year.
                                                                              5

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract. The example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

      1 YEAR            3 YEARS
      $107              $334


WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

A number of entities provide services to Davis Financial Portfolio. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the Fund's Statement of Additional Information. Davis Selected Advisers and Davis Financial Portfolio do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

INVESTMENT ADVISER

DAVIS SELECTED ADVISERS, LP
Referred to throughout this prospectus as "Davis Selected Advisers" 124 East Marcy Street
Santa Fe, NM 87501

o Provides investment advice for Davis Financial Portfolio's investment portfolio.

o    Manages the Fund's business affairs.

o    Provides day-to-day administrative services.

o Serves as investment adviser for all of the Davis Funds, other mutual funds, and other institutional clients.

o    Annual Adviser Fee (based on average net assets): 0.75%.

INVESTMENT SUB-ADVISER

DAVIS SELECTED ADVISERS-NY, INC.
Referred to throughout this prospectus as "Davis Selected Advisers-NY" 609 Fifth Avenue
New York, NY 10017

o Performs investment management and research services for Davis Financial Portfolio and other institutional clients.

o    Wholly owned subsidiary of Davis Selected Advisers.

o    Annual Fee: Davis Selected Advisers pays the fee, not the Fund.

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
Referred to throughout this prospectus as "State Street Bank and Trust" PO Box 8406 Boston, MA 02266-8406 o Prices Davis Financial Portfolio daily. o Holds the Fund's cash and portfolio securities.

BOARD OF DIRECTORS

The Funds' Board of Directors has general supervisory responsibilities of Davis Variable Account Fund, Inc. The Board monitors and supervises the performance of the investment adviser, sub-advisers and other service providers, monitors the Funds' business and investment activities, and determines whether or not to renew agreements with the adviser and sub-adviser.

DISTRIBUTOR

DAVIS DISTRIBUTORS, LLC
Referred to throughout this prospectus as "Davis Distributors"
124 East Marcy Street
Santa Fe, NM 87501

o Oversees purchases of shares and promotional activities for Davis Financial Portfolio.

o    Wholly owned subsidiary of Davis Selected Advisers.

o Serves as distributor for all of the Davis Funds and other mutual funds managed by Davis Selected Advisers.

FOUNDER AND CHIEF INVESTMENT OFFICER OF THE ADVISER

SHELBY M.C. DAVIS
Responsibilities:

o    Chief Investment Officer of Davis Selected Advisers.

o    President of all the Davis Funds.

OTHER EXPERIENCE:

o Served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997.


o Served as Portfolio Manager of a growth and income fund managed by Davis Selected Advisers from May 1993 until February 1997.

PORTFOLIO MANAGERS

CHRISTOPHER C. DAVIS
Responsibilities:
o    Vice President of Davis Variable Account Fund, Inc.

o Co-Portfolio Manager of Davis Financial Portfolio with Kenneth Charles Feinberg since the Fund's inception, July 1, 1999.

o Also manages or co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

o Portfolio Manager or Co-Portfolio Manager of various equity funds managed by Davis Selected Advisers since October 1995.

o Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 to September 1995.

KENNETH CHARLES FEINBERG
Responsibilities:

o Co-Portfolio Manager of Davis Financial Portfolio with Christopher C. Davis since the Fund's inception, July 1, 1999.

o    Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

o Co-Portfolio Manager of various equity funds managed by Davis Selected Advisers since May 1997.

o    Research analyst at Davis Selected Advisers since December 1994.

o Assistant Vice President of Investor Relations for Continental Corp. from 1988 to 1994.

OUR CODE OF ETHICS

We allow the officers and employees of Davis Funds and their affiliates to buy and sell securities for their own personal accounts. However, in order to do so, they must agree to a number of restrictions listed in our company Code of Ethics.


HOW WE MANAGE THE FUND

DAVIS SELECTED ADVISERS' PERFORMANCE HISTORY

Davis Financial Portfolio's investment objective is growth of capital. Davis Selected Advisers has been managing portfolios in a similar style since May 1991. The performance history presented below is based on data relating to accounts managed by Davis Selected Advisers that have investment objectives and policies similar (although not necessarily identical) to Davis Financial Portfolio, and are advised by Davis Selected Advisers using an investment style and strategy substantially similar to those used for managing Davis Financial Portfolio.

THE PERFORMANCE INFORMATION SET FORTH BELOW FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS FINANCIAL PORTFOLIO.

Davis Selected Advisers' historical performance data covers the period from July 1, 1991 through December 31, 1998 and reflects the performance of the Davis Financial Composite. The composite includes all accounts ($3.5 million or larger) with investment objectives, policies and strategies substantially similar to those used by Davis Selected Advisers in managing the Davis Financial Portfolio. As of December 31, 1998, the composite included five accounts with aggregate assets of approximately $1 billion. The composite returns are reduced by the Fund's estimated annual operating expenses (1.05% per year). The insurance company's charges on your contract will also reduce actual performance.

The private accounts are not subject to certain investment limitations diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable may have adversely affected the performance results.

The chart below compares the Davis Financial Composite, an annualized asset-weighted performance results net of advisory fees and estimated expenses, against the S&P 500(R) Index. Davis Financial Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values. This return is reduced by the Fund's estimated annual operating expenses listed in the expense table. This calculation, used to measure the the performance of a composite, is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of stock performance.

DAVIS FINANCIAL COMPOSITE RETURNS VS. S & P 500 INDEX
(For the periods ending December 31, 1998)


                                              PAST            PAST             PAST        SINCE JANUARY 1,
                                           ONE YEAR          3 YEARS         5 YEARS           1992
----------------------------             -------------      ----------      ------------   ----------------

DAVIS FINANCIAL COMPOSITE                  14.31%             29.74%        25.83%              25.34%
S&P 500 INDEX                              28.59%             28.13%        24.03%              19.47%

Davis Financial Portfolio was recently organized and has a performance record of less than a year. The preceding performance results should not be considered a prediction of the future performance of Davis Financial Portfolio. THE FUND'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS FINANCIAL COMPOSITE.

HOW WE INVEST THE FUND'S ASSETS

DAVIS INVESTMENT PHILOSOPHY

Davis Financial Portfolio is managed using the Davis investment philosophy. The Davis investment philosophy stresses a back-to-basics approach: we use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that we believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, we search for companies that demonstrate several of the characteristics that are listed in the following chart.

                         WHAT WE LOOK FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.

2. MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies where individual managers own a significant stake.

3. STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.

4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.

5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.

6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.

8. COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.

9. SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

10. INNOVATION. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

OTHER SECURITIES AND INVESTMENT STRATEGIES

Davis Financial Portfolio invests primarily in the common stock of financial services companies. There are other securities in which the Fund may invest, and investment strategies which the Fund may employ, but they are not principal investment strategies. The Statement of Additional Information discusses these securities and investment strategies.

The Fund uses short-term investments to maintain flexibility while we evaluate long-term opportunities. We also may use short-term investments for temporary defensive purposes; in the event our portfolio managers anticipate a decline in the market values of common stock of large-capitalization domestic companies, we may reduce our risk by investing in short-term securities until market conditions improve. Unlike common stocks, these investments will not appreciate in value when the market advances. In such a circumstance, the short-term investments will not contribute to the Fund's investment objective.

ADDITIONAL RISKS FOR THE FUND:  YEAR 2000 TRANSITION ISSUES

Like all financial service providers, Davis Selected Advisers, sub-adviser, distributor, and third parties providing investment advisory, administrative, transfer agent, custodial and other services utilize systems that may be affected by Year 2000 transition issues. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated.

Difficulties with Year 2000 transition issues could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time there can be no assurance that there will be no adverse impact on the Funds, the Service Providers have advised the Funds that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000, and expect that their systems, and those of other parties they deal with, will be adapted in time for this event. In addition, there can be no assurance that the companies in which the Fund invests will not experience difficulties with Year 2000 transition issues which may negatively affect the market value of those companies.

HOW WE MANAGE RISK

Risks are inherent in all investments. Investing in a mutual fund, even the most conservative, involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Davis Financial Portfolio has five strategies to minimize the risk assumed when we invest.

                    FIVE STRATEGIES WE USE TO MINIMIZE RISK

1. WE PURCHASE HIGH-QUALITY GROWTH COMPANIES. Our focus on high-quality growth companies reduces the likelihood that your investment will be tied up in a failing company. A high-quality growth company is one that has achieved a dominant or growing market share, and is led by first-class management.

2. WE USE A CONSERVATIVE VALUATION STRATEGY. Once we find companies that meet our business criteria, we determine how much to pay for their shares. We follow a price discipline that tells us how much we can reasonably pay for a stock. While no system can prevent all losses, this conservative approach helps us avoid the calamitous losses that occur in bear markets.

3. WE HAVE A LONG-TERM VISION. We get to know the managers of the companies in which we invest and understand their goals. We view temporary setbacks as buying opportunities: when other managers sell stocks in response to bad news, we evaluate the issuer's long-term prospects.

4. WE DO NOT USE MARKET TIMING. We do not base our decisions to buy and sell securities on whether we believe the stock market will rise or fall (known as market timing). However, we can raise the level of cash in the Fund when stock prices get too high and it becomes difficult to purchase quality undervalued-growth companies.

5. WE MAY MAKE TEMPORARY DEFENSIVE INVESTMENTS. From time to time, Davis Financial Portfolio may take temporary defensive positions in response to adverse market, economic or political conditions. Temporary defensive investments will not appreciate in value when the market advances. In such a circumstance, these investments will not contribute to the Fund's investment objective.

INFORMATION CONCERNING SHARES IN THE FUND

INVESTING IN DAVIS FINANCIAL PORTFOLIO

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract, how to allocate contract values to purchase shares in the Fund, and how to redeem shares from the Fund.

The price at which a purchase or redemption is effected is based on the net asset value next calculated after receipt of an order.

HOW YOUR SHARES ARE VALUED

The share price of your investment changes depending on the total value of the Fund's investments.

Each business day, we determine the value of Fund shares by adding up the total value of investments plus other assets (such as cash), subtracting liabilities, and dividing the result by the total number of shares outstanding. This share figure is known as the net asset value.

Net asset value for Davis Financial Portfolio is determined each day the Fund is open for business. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Time, whichever comes first.

HOW SECURITIES IN THE PORTFOLIO ARE VALUED

We use current market valuations to value the securities in Davis Financial
Portfolio:

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.

o Over-the-counter securities are valued at the average of closing bid and asked prices.

o Debt securities purchased with a maturity of one year or less are usually valued at amortized (gradually reduced) cost.

o Longer-term debt securities may be valued by an independent pricing service.

o Securities with unavailable market quotations and other assets are valued at "fair value"--which is determined or directed by the Board of Directors.

The Fund may invest a portion of its assets in securities traded in foreign markets which are closed when the U.S. market is open. The Fund's net asset value may be determined using foreign securities prices which are several hours old. Prices of the Fund's foreign securities may not reflect events occurring after the foreign market was closed but before the Fund determined its net asset value. Moreover, the value of the Fund's foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The Fund may invest a portion of its assets in securities denominated in foreign currencies. The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.

ADMINISTRATIVE SERVICE AND DISTRIBUTION FEES

Davis Selected Advisers or its affiliates will pay a fee to the insurance companies offering the Fund as an investment vehicle for variable annuity or variable life insurance contracts issued by the life insurance companies. The fee is equal, on an annualized basis, to 20 basis points (0.20%) per annum of the average aggregate amount invested by the insurance company in Davis Variable Account Fund, Inc. Such payments will be made monthly, and only when the average aggregate amount invested exceeds $1,000,000. The fee increases to 25 basis points (0.25%) when the average aggregate amount invested exceeds $300,000,000. Such payments are for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such amounts by Davis Selected Advisers or its affiliates does not increase the fees paid by the Fund or its shareholders.

The Fund has adopted a plan under Rule 12b-1 that, in the future, would allow the Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders or shareholders of the insurance separate accounts investing in the Fund. At the current time Davis Financial Portfolio is not paying any distribution fees. In the future the Fund may pay up to 0.25% of average annual net assets. Because these fees would be paid out of the Fund's assets on an ongoing basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.

TAXES

Davis Financial Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Net investment income and net realized capital gains are distributed to shareholders at least annually.

Davis Financial Portfolio intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights regarding instructions to your insurance company on how to vote Fund shares held in connection with your contract.

OTHER FUND DOCUMENTS

For more information about Davis Financial Portfolio, request a free copy of the Statement of Additional Information or, when they become available, the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. When they become available, an ANNUAL REPORT will discuss the market conditions and investment strategies that will have significantly affected Fund performance during the last year, and a SEMI-ANNUAL REPORT will update information provided in the Annual Report for the following six months.

Davis Financial Portfolio's Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and is legally a part of this prospectus. The Annual Report, which will be filed when it is available, will legally become a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

O FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

O    VIA THE INTERNET. Visit the SEC web site (www.sec.gov).

O FROM THE SEC. The SEC's Public Reference Room in Washington DC. For more information on the operations of the Public Reference Room call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009.



Investment Company Act File No. 811-xxxx

DAVIS REAL ESTATE PORTFOLIO

(part of Davis Variable Account Fund, Inc.)

July 1, 1999

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


The Securities and Exchange Commission has not approved or disapproved of these securities. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


Over 25 Years Of Reliable Investing
Managed by Davis Selected Advisers, L.P.

TABLE OF CONTENTS

Overview of the Fund
         Investment Objective and Strategy
         Determining If This Fund Is Right for You
         Principal Risks
         Past Performance
         Expenses of the Fund

Who Is Responsible for the Fund

How We Manage the Fund

         Davis Selected Advisers' Performance History
         How We Invest the Fund's Assets
         How We Manage Risk

Information Concerning Shares in the Fund

Other Fund Documents

OVERVIEW OF DAVIS REAL ESTATE PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGY

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. During normal market conditions, at least 65% of the Fund's assets are invested in "real estate securities," which are securities issued by companies that are "principally engaged" in the real estate industry. The Fund does not invest directly in real estate.

A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing, or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (known as "REITs"), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies.

Most of Davis Real Estate Portfolio's real estate securities are, and likely will continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Real Estate Portfolio focuses on REITs and other companies with first-class management teams who view real estate as a means of producing steady increases in income and strong returns on capital. We concentrate heavily on valuation, looking for companies that sell at less than the present value of their expected cash flow over the next few years.


DETERMINING IF THIS FUND IS RIGHT FOR YOU

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF:
o You are seeking total return through a combination of growth and income. o You believe that the real estate sector offers attractive long-term growth opportunities. o You want to diversify your traditional stock and bond portfolio with real estate securities.

o    You are investing for the long-term (five years or more).

YOU SHOULD NOT INVEST IN THIS FUND IF:

o You are worried about the possibility of sharp price swings and dramatic market declines.

o You do not wish to invest in a concentrated portfolio of real estate companies.

o    You are investing for the short-term (less than five years).

PRINCIPAL RISKS

If you buy shares of Davis Real Estate Portfolio, you may lose some or all of the money that you invest.

THE PRINCIPAL RISKS OF INVESTING IN ANY MUTUAL FUND ARE:

o NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

o NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

o POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

o VOLATILITY. The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments.

THE PRINCIPAL RISKS OF INVESTING IN DAVIS REAL ESTATE PORTFOLIO ARE:

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance.

o POTENTIAL CONFLICTS. Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. Davis Selected Advisers will monitor events for any potential conflicts.

o CONCENTRATED REAL ESTATE PORTFOLIO. Davis Real Estate Portfolio invests primarily in one industry. Any fund that has a concentrated portfolio is particularly vulnerable to the risks of its selected industry. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:

o Declines in property values--because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants.

o Increases in property taxes, operating expenses, interest rates, or competition.

o    Overbuilding.

o    Changes in zoning laws.

o    Losses from casualty or condemnation.

You can find more detailed information about the risks of the Fund's particular investments in the section called HOW WE MANAGE THE FUND.

PAST PERFORMANCE

Davis Real Estate Portfolio began selling shares to the public on July 1, 1999. The past performance of the Fund will be included in the next annual update of its prospectus after it has been offered to the public for a full calendar year.

EXPENSES OF THE FUND

These expenses present the cost of investing in the Fund and do NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract.

ESTIMATED ANNUAL FUND OPERATING EXPENSES
(For the year ended December 31, 1999)
(Deducted from Davis Real Estate Portfolio's Assets)

Nanagement Fees                               0.75%
Distribution (12b-1) Fees (1)                 None
Other Expenses (2)                            0.30 %
Total Annual Operating Expenses               1.05%

(1) The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. The Fund does not intend to make any payments under this plan at the current time.

(2) "Other Expenses" are based upon estimated operating expenses for the first fiscal year.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract. The example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

      1 YEAR            3 YEARS
      $107              $334


WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

A number of entities provide services to Davis Real Estate Portfolio. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the Fund's Statement of Additional Information. Davis Selected Advisers and Davis Real Estate Portfolio do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

INVESTMENT ADVISER

DAVIS SELECTED ADVISERS, LP
Referred to throughout this prospectus as "Davis Selected Advisers" 124 East Marcy Street
Santa Fe, NM 87501

o Provides investment advice for Davis Real Estate Portfolio's investment portfolio.

o    Manages the Fund's business affairs.

o    Provides day-to-day administrative services.

o Serves as investment adviser for all of the Davis Funds, other mutual funds, and other institutional clients.

o    Annual Adviser Fee (based on average net assets): 0.75%.

INVESTMENT SUB-ADVISER

DAVIS SELECTED ADVISERS-NY, INC.
Referred to throughout this prospectus as "Davis Selected Advisers-NY" 609 Fifth Avenue
New York, NY 10017

o Performs investment management and research services for Davis Real Estate Portfolio and other institutional clients.

o    Wholly owned subsidiary of Davis Selected Advisers.

o    Annual Fee: Davis Selected Advisers pays the fee, not the Fund.

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
Referred to throughout this prospectus as "State Street Bank and Trust" PO Box 8406 Boston, MA 02266-8406 o Prices Davis Real Estate Portfolio daily. o Holds the Fund's cash and portfolio securities.

BOARD OF DIRECTORS

The Funds' Board of Directors has general supervisory responsibilities of Davis Variable Account Fund, Inc. The Board monitors and supervises the performance of the investment adviser, sub-advisers and other service providers, monitors the Funds' business and investment activities, and determines whether or not to renew agreements with the adviser and sub-adviser.

DISTRIBUTOR

DAVIS DISTRIBUTORS, LLC
Referred to throughout this prospectus as "Davis Distributors"
124 East Marcy Street
Santa Fe, NM 87501

o Oversees purchases of shares and promotional activities for Davis Real Estate Portfolio.

o    Wholly owned subsidiary of Davis Selected Advisers.

o Serves as distributor for all of the Davis Funds and other mutual funds managed by Davis Selected Advisers.

FOUNDER AND CHIEF INVESTMENT OFFICER OF THE ADVISER

SHELBY M.C. DAVIS
Responsibilities:
o        Chief Investment Officer of Davis Selected Advisers.
o        President of all the Davis Funds.

Other Experience:
o Served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997. o Served as Portfolio Manager of a growth and income fund managed by Davis Selected Advisers from May 1993 until February 1997.

PORTFOLIO MANAGER

ANDREW A. DAVIS
Responsibilities:
o Portfolio Manager of Davis Real Estate Portfolio since its inception, July 1, 1999. o Also manages or co-manages other Davis equity funds.

Other Experience:
o Portfolio Manager or Co-Portfolio Manager of various equity funds managed by Davis Selected Advisers since January 1994.
o Vice President and head of convertible securities research at PaineWebber, Incorporated for six years.


OUR CODE OF ETHICS

We allow the officers and employees of Davis Funds and their affiliates to buy and sell securities for their own personal accounts. However, in order to do so, they must agree to a number of restrictions listed in our company Code of Ethics.


HOW WE MANAGE THE FUND

DAVIS SELECTED ADVISERS' PERFORMANCE HISTORY

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. Davis Selected Advisers has been managing portfolios in a similar style since January 1994. The performance history presented below is based on data relating to accounts managed by Davis Selected Advisers that have investment objectives and policies similar (although not necessarily identical) to Davis Real Estate

Portfolio, and are advised by Davis Selected Advisers using an investment style and strategy substantially similar to those used to manage Davis Real Estate Portfolio.

THE PERFORMANCE INFORMATION SET FORTH BELOW FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS REAL ESTATE PORTFOLIO.

Davis Selected Advisers' historical performance data covers four years and reflects the performance of the Davis Real Estate Composite. The composite includes all accounts with investment objectives, policies and strategies substantially similar to those used by Davis Selected Advisers in managing the Davis Real Estate Portfolio. As of December 31, 1998, the composite included six accounts with aggregate assets of $479.6 million. The composite returns are reduced by the Fund's estimated annual operating expenses (1.05% per year). The insurance company's charges on your contract will also reduce actual performance.

The private accounts are not subject to certain investment limitations diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable may have adversely affected the performance results.

The chart below compares the Davis Real Estate Composite, an annualized asset-weighted performance results net of advisory fees and estimated expenses, against the S&P 500(R) Index. Davis Real Estate Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values. This return is reduced by the Fund's estimated annual operating expenses listed in the expense table. This calculation, used to measure the performance of a composite, is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of stock performance.

DAVIS REAL ESTATE COMPOSITE RETURNS VS. S&P 500 INDEX
(For the periods ending December 31, 1998)

                               PAST ONE YEAR   PAST 3 YEARS   SINCE  JANUARY 1,
                                                                1995
DAVIS REAL ESTATE
 COMPOSITE                      (15.55)%        13.44%         14.64%
S&P 500 INDEX                    28.58%         28.13%         30.43%


Davis Real Estate Portfolio was recently organized and has a performance record of less than a year. The preceding performance results should not be considered a prediction of the future performance of Davis Real Estate Portfolio. THE FUND'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS REAL ESTATE COMPOSITE.

HOW WE INVEST THE FUND'S ASSETS

DAVIS INVESTMENT PHILOSOPHY

Davis Real Estate Portfolio is managed using the Davis investment philosophy. The Davis investment philosophy stresses a back-to-basics approach: we use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that we believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, we search for companies that demonstrate several of the characteristics that are listed in the following chart.

                         WHAT WE LOOK FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.

2. MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies where individual managers own a significant stake.

3. STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.

4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.

5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.

6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.

8. COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence. 9. Successful international operations. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle. 10. Innovation. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

OTHER SECURITIES AND INVESTMENT STRATEGIES

Davis Real Estate Portfolio invests primarily in the common stock of real estate companies. There are other securities in which Davis Real Estate Portfolio may invest, and investment strategies which the Fund may employ, but they are not principal investment strategies. The Statement of Additional Information discusses these securities and investment strategies.

The Fund uses short-term investments to maintain flexibility while we evaluate long-term opportunities. We also may use short-term investments for temporary defensive purposes; in the event our portfolio managers anticipate a decline in the market values of common stock of large capitalization domestic companies, we may reduce our risk by investing in short-term securities until market conditions improve. Unlike common stocks, these investments will not appreciate in value when the market advances. In such a circumstance, the short-term investments will not contribute to the Fund's investment objective.

ADDITIONAL RISKS FOR THE FUND:  YEAR 2000 TRANSITION ISSUES

Like all financial service providers, Davis Selected Advisers, sub-adviser, distributor, and third parties providing investment advisory, administrative, transfer agent, custodial and other services utilize systems that may be affected by Year 2000 transition issues. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated.

Difficulties with Year 2000 transition issues could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time there can be no assurance that there will be no adverse impact on the Funds, the Service Providers have advised the Funds that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000, and expect that their systems, and those of other parties they deal with, will be adapted in time for this event. In addition, there can be no assurance that the companies in which the Fund invests will not experience difficulties with Year 2000 transition issues which may negatively affect the market value of those companies.

HOW WE MANAGE RISK

Risks are inherent in all investments. Investing in a mutual fund, even the most conservative, involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Davis Real Estate Portfolio has five strategies to minimize the risk assumed when we invest.

                    FIVE STRATEGIES WE USE TO MINIMIZE RISK

1. WE PURCHASE HIGH-QUALITY GROWTH COMPANIES. Our focus on high-quality growth companies reduces the likelihood that your investment will be tied up in a failing company. A high-quality growth company is one that has achieved a dominant or growing market share, and is led by first-class management.

2. WE USE A CONSERVATIVE VALUATION STRATEGY. Once we find companies that meet our business criteria, we determine how much to pay for their shares. We follow a price discipline that tells us how much we can reasonably pay for a stock. While no system can prevent all losses, this conservative approach helps us avoid the calamitous losses that occur in bear markets.

3. WE HAVE A LONG-TERM VISION. We get to know the managers of the companies in which we invest and understand their goals. We view temporary setbacks as buying opportunities: when other managers sell stocks in response to bad news, we evaluate the issuer's long-term prospects.

4. We do not use market timing. We do not base our decisions to buy and sell securities on whether we believe the stock market will rise or fall (known as market timing). However, we can raise the level of cash in the Fund when stock prices get too high and it becomes difficult to purchase quality undervalued growth companies.

5. We may make temporary defensive investments. From time to time, Davis Real Estate Portfolio may take temporary defensive positions in response to adverse market, economic or political conditions. Temporary defensive investments will not appreciate in value when the market advances. In such a circumstance, these investments will not contribute to the Fund's investment objective.


INFORMATION CONCERNING SHARES IN THE FUND

INVESTING IN DAVIS REAL ESTATE PORTFOLIO

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract, how to allocate contract values to purchase shares in the Fund, and how to redeem shares from the Fund.

The price at which a purchase or redemption is effected is based on the net asset value next calculated after receipt of an order.

HOW YOUR SHARES ARE VALUED

The share price of your investment changes depending on the total value of the Fund's investments.

Each business day, we determine the value of Fund shares by adding up the total value of investments plus other assets (such as cash), subtracting liabilities, and dividing the result by the total number of shares outstanding. This share figure is known as the net asset value.

Net asset value for Davis Real Estate Portfolio is determined each day the Fund is open for business. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Time, whichever comes first.

HOW SECURITIES IN THE PORTFOLIO ARE VALUED

We use current market valuations to value the securities in Davis Real Estate
Portfolio:

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.

o Over-the-counter securities are valued at the average of closing bid and asked prices.

o Debt securities purchased with a maturity of one year or less are usually valued at amortized (gradually reduced) cost.

o Longer-term debt securities may be valued by an independent pricing service.

o Securities with unavailable market quotations and other assets are valued at "fair value"--which is determined or directed by the Board of Directors.

The Fund may invest a portion of its assets in securities traded in foreign markets which are closed when the U.S. market is open. The Fund's net asset value may be determined using foreign securities prices which are several hours old. Prices of the Fund's foreign securities may not reflect events occurring after the foreign market was closed but before the Fund determined its net asset value. Moreover, the value of the Fund's foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The Fund may invest a portion of its assets in securities denominated in foreign currencies. The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.

ADMINISTRATIVE SERVICE AND DISTRIBUTION FEES

Davis Selected Advisers or its affiliates will pay a fee to the insurance companies offering the Fund as an investment vehicle for variable annuity or variable life insurance contracts issued by the life insurance companies. The fee is equal, on an annualized basis, to 20 basis points (0.20%) per annum of the average aggregate amount invested by the insurance company in Davis Variable Account Fund, Inc. Such payments will be made monthly, and only when the average aggregate amount invested exceeds $1,000,000. The fee increases to 25 basis points (0.25%) when the average aggregate amount invested exceeds $300,000,000. Such payments are for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such amounts by Davis Selected Advisers or its affiliates does not increase the fees paid by the Fund or its shareholders.

The Fund has adopted a plan under Rule 12b-1 that, in the future, would allow the Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders or shareholders of the insurance separate accounts investing in the Fund. At the current time Davis Real Estate Portfolio is not paying any distribution fees. In the future the Fund may pay up to 0.25% of average annual net assets. Because these fees would be paid out of the Fund's assets on an ongoing basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.

TAXES

Davis Real Estate Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Net investment income and net realized capital gains are distributed to shareholders at least annually.

Davis Real Estate Portfolio intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the

Fund's expenses (including the advisory fee).
All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights regarding instructions to your insurance company on how to vote Fund shares held in connection with your contract.

OTHER FUND DOCUMENTS

For more information about Davis Real Estate Portfolio, request a free copy of the Statement of Additional Information or, when they become available, the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. When they become available, an ANNUAL REPORT will discuss the market conditions and investment strategies that will have significantly affected Fund performance during the last year, and a SEMI-ANNUAL REPORT will update information provided in the Annual Report for the following six months.

Davis Real Estate Portfolio's Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and is legally a part of this prospectus. The Annual Report, which will be filed when it is available, will legally become a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC web site (www.sec.gov).

o FROM THE SEC. The SEC's Public Reference Room in Washington DC. For more information on the operations of the Public Reference Room call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009.

Investment Company Act File No. 811-xxxx

                      STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 1, 1999


                             DAVIS VALUE PORTFOLIO,
                           DAVIS FINANCIAL PORTFOLIO,
                                      AND
                          DAVIS REAL ESTATE PORTFOLIO

                                    PART OF
                       DAVIS VARIABLE ACCOUNT FUND, INC.

THE FUNDS ARE SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR EACH FUND DATED JULY 1, 1999. THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES THE PROSPECTUS BY REFERENCE. THE PROSPECTUSES MAY BE OBTAINED FROM INSURANCE COMPANIES INVESTING IN THE FUND.

THE FUNDS HAVE NOT YET PUBLISHED AN ANNUAL REPORT. WHEN THEY ARE AVAILABLE, THE ANNUAL REPORT AND SEMI-ANNUAL REPORT TO SHAREHOLDERS WILL BE SEPARATE DOCUMENTS SUPPLIED WITH THIS STATEMENT OF ADDITIONAL INFORMATION. THE ANNUAL REPORT, ACCOMPANYING NOTES AND REPORT OF INDEPENDENT AUDITORS APPEARING IN THE ANNUAL REPORT WILL BE INCORPORATED BY REFERENCE INTO THE THEN-CURRENT STATEMENT OF ADDITIONAL INFORMATION.

                                TABLE OF CONTENTS

                                                                   PAGE

Section I:  Investment Strategies and Restrictions ...................3

             Investment Objectives and Policies.......................3
             Portfolio Securities.....................................3

                            Equity Securities
                            Financial Services Industry
                            Real Estate Securities and REITs
                            Foreign Investments
                            Bonds & Other Debt Securities

             Other Investment Policies................................7
             Portfolio Transactions .................................12
             Investment Restrictions.................................13


Section II:  Key Persons.............................................15

             Organization of the Company.............................15
             Directors and Officers..................................16
             Directors' Compensation Schedule........................19
             Certain Shareholders of the Funds.......................19
             Investment Advisory Services............................19
             Administrative and Service Fees.........................21
             Distribution of Company Shares..........................21
             Other Important Service Providers.......................22


Section III:  General Information....................................22

             Determining the Price of Shares.........................22
             Year 2000 Transition Issues.............................23
             Federal Income Taxes....................................24
             Performance Data........................................25

Appendix A: Financial Information About the Fund.....................28
Independent Auditors' Report
Statement of Assets & Liabilities

Section I:  Investment Strategies and Restrictions

                       INVESTMENT OBJECTIVES AND POLICIES

     DAVIS VALUE PORTFOLIO. The investment objective of Davis Value Portfolio is growth of capital. It invests primarily in common stocks and other equity securities. The Fund's principal risks are the risk of price fluctuations reflecting both market evaluations of the businesses involved, and general changes in the equity markets. The Fund may invest in foreign securities and attempt to reduce currency fluctuation risks by engaging in related hedging transactions. These investments involve special risk factors.

     DAVIS FINANCIAL PORTFOLIO. The investment objective of Davis Financial Portfolio is growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the financial services industry, including banking, insurance, and other financial services described below. Davis Financial Portfolio generally will invest a minimum of 65% of its total assets in investments in the financial services industry. The Fund's principal risks are market risk and company risk. Because Davis Financial Portfolio concentrates its investments in the financial services industry, it may be affected by economic or regulatory developments in, or related to, that market sector. The Fund may also invest in foreign securities.

     DAVIS REAL ESTATE PORTFOLIO. The investment objective of Davis Real Estate Portfolio is total return through a combination of growth and income. It seeks to achieve this objective by investing primarily in equity securities of companies principally engaged in, or related to, the real estate industry or which own significant real estate assets, or which primarily invest in real estate financial instruments. Normally, at least 65% of its total assets will be so invested. It does not invest directly in real estate. Davis Real Estate Portfolio's principal risks are market risk, company risk, and the risk of having a concentrated real estate portfolio. The Fund may invest in foreign securities or in high yield, high-risk debt securities, which may involve additional risk.

     An investment in the Funds may not be appropriate for all investors, and short-term investing is discouraged.

                              PORTFOLIO SECURITIES

     The principal securities in which the Funds invest are described below.

     EQUITY SECURITIES. Each of the Funds invests primarily in equity securities. Equity securities represent an ownership position in a company. These securities may include, without limitation, common stocks, preferred stocks, and securities with equity conversion or purchase rights. The Funds usually purchase common stock. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The Funds' results will be related to the overall market for these securities. There is no limit on the percentage of its assets which the Funds may invest in equity securities.

     Davis Value Portfolio predominantly invests in the common stock of companies with market capitalizations of at least $5 billion. The Fund may also invest in issues with smaller capitalizations. The equity of smaller companies is subject to additional risks. Smaller companies are usually less established and less diversified than larger companies, and have fewer resources available to take advantage of opportunities or overcome challenges.

     Davis Financial Fund and Davis Real Estate Fund concentrate their investments in specific industries. This concentration is expected to cause the performance of these Funds to be closely tied to the performance of the industries in which they concentrate.

     Primary Risks. Events which have a negative impact on a business will probably be reflected in a decline in their equity securities. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, are likely to decline in value.

     FINANCIAL SERVICES INDUSTRY. During normal market conditions Davis Financial Portfolio concentrates 65% or more of its total assets in obligations of domestic and foreign companies in the financial services industry. Davis Value Portfolio may also invest a significant portion of its assets in the financial services industry if the Adviser believes that such investments will contribute to the Fund's investment objectives. For purposes of defining concentration, Davis Financial Portfolio will consider an issuer to be deemed "principally engaged" in the area of concentration if operations in the identified areas comprise more than 50% of the issuer's assets or revenues on a consolidated basis. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banks, securities brokerage and investment advisory companies, leasing companies, and insurance companies. As a result of such concentration, the Fund's portfolio may be subject to greater risks than a portfolio without such a concentration, especially with respect to those risks associated with regulatory developments in, or related to, such industries.

     Primary Risks. By concentrating its investments in the financial services industry, Davis Financial Fund is particularly vulnerable to events affecting that industry.

     Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     Broadening bank powers, including the ability to engage in multi-state operations while permitting diversification of operations, also could expose banks to well-established competitors in new areas of operations. The broadening of regional and national interstate powers and the aggressive expansion of larger publicly-held foreign banks may result in increased competition and a decline in the number of publicly-traded regional banks.

     Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings), and failures of reinsurance carriers.

     Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage companies and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Other Considerations. Regulations of the Securities and Exchange Commission limit investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business. The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of any fund investing in bank securities, no more than 5% of total assets may be invested in a single issuer. The Fund intends to comply with these restrictions.

     REAL ESTATE SECURITIES AND REITS. During normal market conditions Davis Real Estate Portfolio invests at least 65% of its total assets in real estate securities and REITs. Davis Value Portfolio and Davis Financial Portfolio may also invest a portion of their assets in real estate securities and REITs if the Adviser believes that such investments will contribute to the Funds' investment objectives.

     Real estate securities are issued by companies which have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. None of the Funds invests directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income, and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

     Primary Risks. Real estate securities and REITs are subject to risks associated with the direct ownership of real estate. The Funds could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

     Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, may not be diversified, and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain exemption from registration under the Investment Company Act of 1940 ("1940 Act"). Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through the Funds, a shareholder will bear not only his or her proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment-grade by rating services. Such securities may be subject to the risks of high yield, high-risk securities discussed below.

     FOREIGN INVESTMENTS. Each of the Funds may invest in foreign securities. Foreign securities are either issued by foreign companies or are principally traded in foreign markets ("foreign securities"). Foreign securities include equity securities, real estate securities, convertible securities, and bonds. Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities, and through U.S.-registered investment companies investing primarily in foreign securities. When the Funds invest in foreign securities, their operating expenses are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses are expected to be higher.

     Primary Risks. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as by other factors that affect securities prices. There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant indicators. The Funds may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes only.

         BONDS AND OTHER DEBT SECURITIES. While they are not primary investments, bonds and other debt securities may be purchased by each of the Funds to increase current income or to diversify their investment portfolios. The U.S. government, corporations and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate, depending on such factors as interest rates, credit quality and maturity. While there is no limit on the percentage of their assets which the Funds may invest in bonds and other debt securities, the Funds invest primarily in equity securities under normal market conditions.

         Primary Risks. Bonds and other debt securities are generally considered to be interest rate-sensitive. The market value of the Funds' investments will change in response to changes in interest rates. During periods of falling interest rates, the value of debt securities held by the Funds generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

                           OTHER INVESTMENT POLICIES

     TEMPORARY DEFENSIVE INVESTMENTS. For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, the Funds may temporarily and without limitation hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements.

     REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements, but normally will not enter into repurchase agreements maturing in more than seven days. A repurchase agreement, as referred to herein, involves a sale of securities to a Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing their rights.

     The Funds will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Funds may enter into tri-party repurchase agreements in which a third party custodian bank issues the cash upon purchase of the securities used as collateral, and also holds the securities. The Funds will not enter into a repurchase agreement maturing in more than seven days if it would cause more than 15% of the value of their net assets to be invested in such transactions. Repurchase agreements maturing in less than seven days are not deemed illiquid securities for the purpose of the Funds' limitation on illiquid securities.

     HEDGING FOREIGN CURRENCY RISKS. To attempt to reduce exposure to currency fluctuations, the Funds may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques are not always effective and their use may expose the Funds to other risks, such as liquidity and counterparty risk. The Adviser exercises its professional judgement as to whether the reduction in currency risk justifies the expense and exposure to liquidity and counterparty risks. In past years, the Adviser has typically not used these techniques to any significant extent.

     These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Funds, and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction with respect to a foreign currency different from the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, the Funds will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of their total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved, or losses may be realized, and thus the Funds could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts. When taking a position in an anticipatory hedge (when the Funds purchase a futures contract or other similar instrument to gain market exposure in anticipation of purchasing the underlying securities at a later date), the Funds are required to set aside cash or high-grade liquid securities to fully secure the obligation.

     A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives the Funds a position in a negotiated, currently non-regulated market. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when the Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, the Funds may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Funds' portfolio securities denominated in such foreign currency. When the Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency, the Funds may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities ("position hedge"). In this situation the Funds may, in the alternative, enter into a forward contract with respect to a different foreign currency for a fixed U.S. dollar amount ("cross hedge"). This may be done, for example, where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.

     The Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, the Funds would utilize options traded on exchanges where the options are standardized.

     The Funds may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts"), and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the Funds will be traded on U.S. or foreign exchanges or over-the-counter.

         The Funds may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign
                                       9
currencies. These strategies will be used for hedging purposes only. The Funds will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. No Fund will enter into a currency hedging position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions, or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Funds will comply with requirements established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if so required, will set aside liquid securities in a segregated account with their custodian bank in the amount prescribed. The Funds' custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional liquid securities to offset fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

     The Funds' ability to dispose of their positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the Funds over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Funds would have to be exercised in order for the Funds to realize any profit, and (ii) the Funds may not be able to sell currencies covering an option written by the Funds until the option expires or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively for the purposes set forth above. The Funds' ability to engage in currency hedging transactions may be limited by tax considerations.

     The Funds' transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of the Funds as ordinary or capital, and the timing and amount of any income or loss to the Funds. This, in turn, could affect the character, timing and amount of distributions by the Funds to shareholders. The Funds may be limited in its foreign currency transactions by tax considerations.

     RESTRICTED AND ILLIQUID SECURITIES. The Funds may invest in restricted securities which are subject to contractual restrictions on resale. The Funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Funds' net assets would then be illiquid.

     The restricted securities which the Funds may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under criteria established by the Funds' Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Funds are illiquid and thus subject to the Funds' policy limiting investments in illiquid securities. In making this determination, the Adviser or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and, if as a result of changed conditions it is determined that a Rule 144A Security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     BORROWING. The Funds may borrow money for temporary or emergency purposes. The Funds will not borrow money with the intent of leveraging their investments. Borrowing activities are strictly limited as described in the section entitled "Investment Restrictions".

     LENDING PORTFOLIO SECURITIES. The Funds may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Funds will not lend portfolio securities unless the loan is secured by collateral. The Funds will not lend securities if such a loan would cause more than 33 1/3% of the total value of their assets (including collateral received) to then be subject to such loans.

     CALL OPTIONS. For income purposes, the Funds may write covered call options on their portfolio securities and purchase call options in closing transactions. The Funds may suffer an opportunity loss if the value of the underlying security should rise above the strike price of the call option before the option expires. The Funds do not currently intend to engage in any such transaction if it would cause more than 10% of total assets to be subject to options.

     A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, a Fund foregoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised. The call obligation is terminated upon exercise of the call option, expiration of the call or when the Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve payment of a brokerage commission. During the remaining term of the option, if a Fund cannot enter into a closing purchase transaction, that Fund would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security, and if the security is declining in price, that Fund would continue to experience such decline.

                             PORTFOLIO TRANSACTIONS

     The Adviser and Sub-Adviser are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. The Funds have adopted a policy of seeking to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services and placement of orders by securities firms for Funds shares may be taken into account as a factor in placement of portfolio transactions. In seeking their investment objectives, the Funds may trade to some degree in securities for the short term if the Adviser or Sub-Adviser believes that such trading is advisable.

     In placing executions and paying brokerage commissions, the Adviser or Sub-Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the services made available to the Funds and the professional services rendered, including execution, clearance procedures, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's or Sub-Adviser's staff. In accordance with this policy, brokerage transactions may not be executed solely on the basis of the lowest commission rate available for a particular transaction. Research services provided to the Adviser or Sub-Adviser by or through brokers who effect portfolio transactions for the Funds may be used in servicing other accounts managed by the Adviser, and likewise, research services provided by brokers used for transactions of other accounts may be utilized by the Adviser or Sub-Adviser in performing services for the Funds. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Funds may be taken into account as a factor in the placement of portfolio transactions.

     On occasions when the Adviser or Sub-Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary accounts, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser or Sub-Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund involved. In some instances, this procedure could adversely affect a Fund, but the Adviser and Sub-Adviser deem that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

     The Adviser and Sub-Adviser believe that research from brokers and dealers is desirable, although not essential, in carrying out their functions, in that such outside research supplements the efforts of the Adviser and Sub-Adviser by corroborating data and enabling the Adviser and Sub-Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain companies, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser and Sub-Adviser research, at their own expense, each security included in, or being considered for inclusion in, the Funds' portfolios. As any particular research obtained by the Adviser or Sub-Adviser may be useful to the Funds, the Board of Directors or its Committee on Brokerage, in considering the reasonableness of the commissions paid by the Funds, will not attempt to allocate, or require the Adviser or Sub-Adviser to allocate, the relative costs or benefits of research.

     Because of the Funds' investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. The Adviser and Sub-Adviser are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. The Funds anticipate that, during normal market conditions, their annual portfolio turnover rate will be less than 100%.

                            INVESTMENT RESTRICTIONS

     The fundamental investment restrictions set forth below may not be changed without the approval of the holders of the lesser of (i) 67% of the eligible votes, if the holders of more than 50% of the eligible votes are represented, or (ii) more than 50% of the eligible votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY EACH OF THE FUNDS

1. Senior Securities. A Fund may not issue senior securities nor sell short more than 5% of its total assets. This limitation does not apply to selling short against the box.

2. Borrowing and Leverage. A Fund may borrow money from any source for temporary purposes in an amount not exceeding 5% of total assets. A Fund may borrow money from banks as a temporary measure in amounts not exceeding 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions. A Fund will not purchase portfolio securities on margin and will not purchase additional portfolio securities while borrowings exceed 5% of the total assets of the Fund.

3. Underwriting. A Fund will not engage in the underwriting of securities; however, a Fund may technically be considered an "underwriter" if it sells restricted securities.

4. Concentration Davis Value Portfolio does not concentrate its investments in any one industry and may not buy the securities of companies in any one industry if 25% or more of the value of the Fund's total assets would then be invested in companies in that industry. (U.S. Government Securities are not included in this limitation.)

     Davis Financial Portfolio concentrates its investments in the financial services industry. Davis Real Estate Portfolio concentrates its investments in the real estate industry.

5. Commodities, Futures Contracts, and Options. A Fund may not purchase or sell commodities, futures contracts, forward contracts, options, and other derivative investments except for the sole purpose of hedging the portfolio against market, currency, interest rate, and other risks. Hedging transactions include, but are not limited to, writing covered calls, purchasing protective puts, selling futures to hedge existing positions, and buying futures in anticipation of purchasing the underlying securities. This prohibition does not limit the Fund's ability to purchase warrants, or adjustable rate debt obligations. 6. Real Estate. A Fund may not purchase real estate or real estate mortgages as such, but may purchase the liquid securities of companies, including real estate investment trusts, and holding real estate or interests (including mortgage interests) therein.

7. Lending. A Fund may not lend money, except that it may buy debt securities customarily acquired by institutional investors. These debt securities may comprise all or a portion of an issue of "restricted" debt securities. A Fund may also buy debt securities which have been sold to the public and may enter into repurchase agreements. A Fund may lend its portfolio securities subject to having 100% collateral in cash, U.S. Government Securities, or other liquid securities. A Fund will not lend securities if such a loan would cause more than 33 1/3% of the total value of its assets (including collateral received) to then be subject to such loans.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY EACH OF THE FUNDS

     In addition to the foregoing restrictions, each of the Funds is also subject to certain other non-fundamental policies, which may be changed without shareholder approval including the following:

1.   Diversification. With respect to 75% of its total assets a Fund will not:
     (a) make an investment that will cause more than 5% of the value of its total assets to be invested in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, or
     (b) acquire more than 10% of the voting securities of any one issuer.

2. Illiquid Securities. A Fund may not purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.

3. State-Imposed-Investment Limitations. In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Funds have committed to comply with the following guidelines: (i) the borrowing limits for any Fund are
     (a) 10% of net asset value when borrowing for any general purpose, and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

          (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

          (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

          (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

          (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

     State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.


Section II:  Key Persons

                          ORGANIZATION OF THE COMPANY

     THE COMPANY. Davis Variable Account Fund, Inc. ("Company") is an open-end, diversified, management investment company incorporated in Maryland in 1999 and registered under the 1940 Act. The Company is a series investment company which may issue multiple series, each of which would represent an interest in its separate portfolio. The Company currently offers three series, Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio (a "Fund" or the "Funds").

     SOLD EXCLUSIVELY TO INSURANCE COMPANIES, POTENTIAL CONFLICTS. The Company's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. Differences in tax treatment or other considerations may cause the interests of various Variable Contract owners participating in the Funds to conflict. The Board will monitor the Funds for any material conflicts and determine what action, if any, should be taken.

         FUND SHARES. While they have not done so at this time, the Funds may issue shares in different classes. The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each of the Funds' shares represents an interest in the assets of the Fund issuing the share and has identical voting, dividend, liquidation and other rights, and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class, and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan, which pertains to a particular class, and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Company can elect all of the Directors of the Company.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     In accordance with Maryland law and the Company's By-laws, the Company does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the 1940 Act, or when otherwise called for special purposes. Special shareholder meetings may be called upon the written request of shareholders of at least 25% of the voting power that could be cast at the meeting.

                             DIRECTORS AND OFFICERS

     The Company's Board of Directors is responsible for the management and supervision of the Company and the Funds. The Board approves all significant agreements between the Company, on behalf of the Funds, and those companies that furnish services to the Funds. The names and addresses of the directors and officers of the Company are set forth below, together with their principal business affiliations and occupations for the last five years. As indicated below, certain directors and officers of the Company hold similar positions with the following Funds that are managed by the Adviser: Davis New York Venture Fund, Inc., Davis Intermediate Investment Grade Bond Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc. (collectively the "Davis Funds"). As indicated below, certain directors and officers of the Company may also hold similar positions with the following Funds that are managed by the Adviser: Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust (collectively the "Selected Funds").

WESLEY E. BASS, JR. (8/21/31), 710 Walden Road, Winnetka IL 60093. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; President, Bass & Associates (a financial consulting firm); formerly First Deputy City Treasurer, City of Chicago, and Executive Vice President, Chicago Title and Trust Company.

JEREMY H. BIGGS (8/16/35),* Two World Trade Center, 94th Floor, New York NY 10048. Director and Chairman of the Company and each of the Davis Funds; Director of the Van Eck Funds; Consultant to the Adviser; Vice Chairman, Head of Equity Research Department; Chairman of the U.S. Investment Policy Committee, and Member of the International Investment Committee of Fiduciary Trust Company International.

MARC P. BLUM (9/9/42), 233 East Redwood Street, Baltimore MD 21202. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Director, Mid-Atlantic Realty Trust.

JERRY D. GEIST (5/23/34), 931 San Pedro Drive S.E., Albuquerque NM 87108. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chairman, Santa Fe Center Enterprises; President and Chief Executive Officer, Howard Energy International Utilities; Director, CH2M-Hill, Inc.; Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds; Retired Chairman and President, Public Service Company of New Mexico.

D. JAMES GUZY (3/7/36), 508 Tasman Drive, Sunnyvale CA 94089. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chairman, PLX Technology, Inc. (a manufacturer of semi-conductor circuits); Director, Intel Corp. (a manufacturer of semi-conductor circuits), Cirrus Logic Corp. (a manufacturer of semi-conductor circuits) and Alliance Technology Fund (a mutual fund).

G. BERNARD HAMILTON (3/18/37), Avanti Partners, P.O. Box 1119, Richmond VA 23218. Director of the Company and each of the Davis Funds; Managing General Partner, Avanti Partners, L.P.

LEROY E. HOFFBERGER (6/8/25), The Exchange - Suite 215, 1112 Kenilworth Drive, Towson MD 21204. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Chairman, Mid-Atlantic Realty Trust; Director, Chairman and President, CPC, Inc. (a real estate company); Chairman, Merchant Terminal Corporation; formerly Director of Equitable Bancorporation, Equitable Bank and Maryland National Bank; and formerly Chairman and President, O-W Fund, Inc. (a private investment fund).

LAURENCE W. LEVINE (4/9/31), Walsh & Levine 40 Wall Street, 21st Floor, New York NY 10005. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Partner, Bigham, Englar, Jones and Houston (attorneys); United States Counsel to Aerolineas Argentina; Director, various private companies.

CHRISTIAN R. SONNE (5/6/30), P.O. Box 777, Tuxedo Park NY 10987. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; General Partner of Tuxedo Park Associates (a land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (a private investment fund) until 1990; formerly Vice President of Goldman Sachs & Company (investment banker).

MARSHA WILLIAMS (3/28/51), 725 Landwehr Road, Northbrook IL 60062. Director of the Company and each of the Davis Funds (except Davis International Series, Inc.) and the Selected Funds; Chief Administrative Officer of Crate & Barrel; Director, Modine Manufacturing, Inc.; Director, Chicago Bridge & Iron Company, M.V.; former Treasurer, Amoco Corporation.

SHELBY M.C. DAVIS (3/20/37),** 4135 North Steers Head Road, Jackson Hole WY 83001. President of the Company and each of the Davis Funds and the Selected Funds; Director, Chairman and Chief Executive Officer, Venture Advisers, Inc.; Director, Davis Selected Advisers-NY, Inc.; Director, Shelby Cullom Davis Financial Consultants, Inc.

ANDREW A. DAVIS (6/25/63),* ** 124 East Marcy Street, Santa Fe NM 87501. Director and Vice President of the Company and each of the Davis Funds (except Davis International Series, Inc.) and the Selected Funds; Director and President, Venture Advisers, Inc.; Director and Vice President, Davis Selected Advisers-NY, Inc.; former Vice President of convertible security research, PaineWebber, Inc.

CHRISTOPHER C. DAVIS (7/13/65),* ** 609 Fifth Avenue, New York NY 10017. Director and Vice President of the Company and each of the Davis Funds and the Selected Funds; Director, Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; Employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Kings Bay Ltd., an offshore investment management company.

KENNETH C. EICH (8/14/53), 124 East Marcy Street, Santa Fe NM 87501. Vice President of the Company and each of the Davis Funds and Selected Funds; Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors, L.L.C.; former President and Chief Executive Officer of First of Michigan Corporation; former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

CAROLYN H. SPOLIDORO (11/19/52), 124 East Marcy Street, Santa Fe NM 87501. Vice President of the Company and each of the Davis Funds and Selected Funds; Vice President, Venture Advisers, Inc.

SHARRA L. REED (9/25/66), 124 East Marcy Street, Santa Fe NM 87501. Vice President, Treasurer and Assistant Secretary of the Company and each of the Davis Funds and Selected Funds; Vice President of Venture Advisers, Inc.; former Unit Manager with Investors Fiduciary Trust Company.

THOMAS D. TAYS (3/7/57), 124 East Marcy Street, Santa Fe NM 87501. Vice President and Secretary of the Company and each of the Davis Funds and Selected Funds; Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors, L.L.C.; former Vice President and Special Counsel of U.S.
Global Investors, Inc.

SHELDON R. STEIN (11/29/28), 111 East Wacker Drive, Suite 2800, Chicago IL 60601. Assistant Secretary of the Company and each of the Davis Funds and Selected Funds; Member, D'Ancona & Pflaum LLC, the Company's counsel.

ARTHUR DON (9/24/53), 111 East Wacker Drive, Suite 2800, Chicago IL 60601. Assistant Secretary of the Company and each of the Davis Funds and Selected Funds; Member, D'Ancona & Pflaum LLC, the Company's counsel.

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis are considered to be "interested persons" of the Company, as defined in the Investment Company Act.

**   Shelby M.C. Davis is the father of Andrew A. Davis and Christopher C.
     Davis.

     The Company does not pay salaries to any of its officers. The Adviser performs certain services on behalf of the Company and is reimbursed by the Company for the costs of providing these services.

                        DIRECTORS' COMPENSATION SCHEDULE

     During the year ended December 31, 1998, the compensation paid to the Directors who are not considered to be interested persons of the Company was as follows:

                                Aggregate Company             Total
        Name                      Compensation*      Complex Compensation**
        ----                      -------------      ----------------------

Wesley E. Bass                         $0                 $52,600
Marc P. Blum                            0                  49,000
Jerry D. Geist                          0                  49,500
D. James Guzy                           0                  49,000
G. Bernard Hamilton                     0                  50,250
LeRoy E. Hoffberger                     0                  49,000
Laurence W. Levine                      0                  49,000
Christian R. Sonne                      0                  49,000
Marsha Williams                         0                  25,500


* Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio did not make their initial public offer prior to the date of this SAI, and thus the Fund did not pay any compensation to directors. However, each of the independent Directors also serve as Directors for other mutual funds managed by the Adviser.

** Complex Compensation is the aggregate compensation paid, for service as a Director, by all mutual funds with the same investment adviser. There are nine registered investment companies in the complex.

                       CERTAIN SHAREHOLDERS OF THE FUNDS

     As of the date of this SAI, officers of the Adviser owned 100% of the Funds' outstanding shares.

                          INVESTMENT ADVISORY SERVICES

     Davis Selected Advisers, L.P. (the "Adviser") whose principal office is at 124 East Marcy Street, Santa Fe, New Mexico 87501, serves as the investment adviser of the Funds. Venture Advisers, Inc. is the Adviser's sole general partner. Shelby M.C. Davis is Chief Investment Officer of the Adviser and the controlling shareholder of the general partner. Subject to the direction and supervision of the Board of Directors, the Adviser manages the investment and business operations of the Funds. Davis Distributors, LLC ("the Distributor"), a subsidiary of the Adviser, serves as the distributor or principal underwriter of the Funds' shares. Davis Selected Advisers-NY, Inc., ("DSA-NY") a wholly owned subsidiary of the Adviser, performs investment management, research and other services for the Funds on behalf of the Adviser under a Sub-Advisory Agreement with the Adviser. The Adviser also acts as investment adviser for Davis New York Venture Fund, Davis Intermediate Investment Grade Bond Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc., Davis International Series, Inc., (collectively with the Funds, the "Davis Funds"), Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust (collectively the "Selected Funds").

The Distributor also acts as the principal underwriter for the Davis Funds and the Selected Funds.

         ADVISORY AGREEMENT. Pursuant to the Advisory Agreement, each Fund pays the Adviser a fee at the annual rate of 0.75% of average net assets. These fees may be higher than those of most other mutual funds, but are not necessarily higher than those paid by funds with similar objectives.

     The Adviser has entered into a Sub-Advisory Agreement with its wholly owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY"), where DSA-NY performs research and other services on behalf of the Adviser. Under the Agreement, the Adviser pays all of DSA-NY' s direct and indirect costs of operation. All of the fees paid to DSA-NY are paid by the Adviser and not the Funds.

     The Advisory Agreement also makes provisions for portfolio transactions and brokerage policies of the Funds which are discussed above under "Portfolio Transactions."

     In accordance with the provisions of the 1940 Act, the Advisory Agreement and Sub-Advisory Agreement will terminate automatically upon assignment, and are subject to cancellation upon 60 days' written notice by the Company's Board of Directors, the vote of the holders of a majority of the Funds' outstanding shares, or the Adviser. The continuance of the Advisory Agreement and Sub-Advisory Agreement must be approved at least annually by the Funds' Board of Directors or by the vote of holders of a majority of the outstanding shares of the Funds. In addition, any new agreement, or the continuation of the existing agreement, must be approved by a majority of Directors who are not parties to the agreements or interested persons of any such party.

     Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Funds' Board of Directors, provides management and investment advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as requested by the Board of Directors of the Funds. The Funds bear all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations, transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state securities laws. Each Fund reimburses the Adviser for providing certain services including accounting and administrative services, qualifying shares for sale with state agencies, and shareholder services.

     CODE OF ETHICS. The Adviser has adopted a Code of Ethics which regulates the personal securities transactions of the Adviser's investment personnel, other employees, and affiliates with access to information regarding securities transactions of the Funds. The Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the Adviser's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer.

Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the Funds have a pending buy or sell order, (ii) which the Funds are considering buying or selling, or (iii) which the Funds purchased or sold within seven calendar days.

                        ADMINISTRATIVE AND SERVICE FEES

     Davis Selected Advisers or its affiliates will pay a fee to the insurance companies offering the Funds as an investment vehicle for variable annuity or variable life insurance contracts issued by the life insurance companies. The fee is equal, on an annualized basis, to 20 basis points (0.20%) per annum of the average aggregate amount invested by the insurance company in a Fund. Such payments will be made monthly, and only when the average aggregate amount invested exceeds $1,000,000. Such payments are for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such amounts by Davis Selected Advisers or its affiliates does not increase the fees paid by the Fund or its shareholders.

                         DISTRIBUTION OF COMPANY SHARES

     The Company has adopted a plan under Rule 12b-1 ("Distribution Plan") which, in the future, would allow each Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders or shareholders of the insurance separate accounts investing in the Fund. At the current time the Funds are not paying any distribution fees. In the future the Funds may pay up to 0.25% of average annual net assets. Because these fees would be paid out of the Funds' assets on an ongoing basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.

     Under the Distribution Plans each Fund may in the future reimburse the Distributor for some of its distribution expenses. The Distribution Plan was approved by the Funds' Board of Directors in accordance with Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares. Payments pursuant to a Distribution Plan would be included in the operating expenses of the Fund. The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1, or unless earlier terminated by vote of the majority of the Independent Directors or a majority of a Fund's outstanding shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plan. The Distribution Plan may be amended, provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Currently, Rule 12b-1 provides that as long as the Distribution Plans are in effect, the Company must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.

     Payments under the Distribution Plan are limited to an annual rate of 0.25% of a Fund's average daily net asset value. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling the Funds' shares, servicing its shareholders and maintaining its shareholder accounts, producing sales literature, printing prospectuses for prospective investors, and other marketing purposes. In addition, to the extent that any investment advisory fees paid by the Company may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of Company shares within the meaning of Rule 12b-1, the Distribution Plan authorizes the payment of such fees.

     THE DISTRIBUTOR. Davis Distributors, LLC, ("the Distributor"), 124 East Marcy Street, Santa Fe, New Mexico, 87501 is a wholly owned subsidiary of the Adviser, and pursuant to a Distributing Agreement acts as principal underwriter of the Funds' shares on a continuing basis. By the terms of the Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing, and distribution of advertising and sales literature for use in offering the Funds' shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for the preparation and printing of prospectuses other than those forwarded to existing shareholders. The continuance and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.

                       OTHER IMPORTANT SERVICE PROVIDERS

         CUSTODIAN. State Street Bank and Trust Company ("State Street" or "Custodian"), One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian of the Company's assets. The Custodian maintains all of the instruments representing the Company's investments and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits the Company assets in payment of the Funds' expenses, pursuant to instructions of officers or resolutions of the Board of Directors. The Custodian also provides certain Fund accounting and transfer agent services.

         AUDITORS. KPMG LLP ("KPMG"), 707 17th Street, Suite 2300, Denver, Colorado 80202, serves as independent auditors for each of the Funds. The auditors consult on financial accounting and reporting matters, and meet with the Audit Committee of the Board of Directors. In addition, KPMG reviews federal and state income tax returns and related forms.

         COUNSEL. D'Ancona & Pflaum LLC, 111 East Wacker Drive, Suite 2800, Chicago, Illinois 60601, serves as counsel to the Company and also serves as counsel for those members of the Board of Directors who are not affiliated with the Adviser.


Section III:  General Information

                        DETERMINING THE PRICE OF SHARES

     NET ASSET VALUE. The net asset value per share of each Fund's shares is determined daily by dividing the total value of investments and other assets, less any liabilities, by the total outstanding shares. The net asset value of each Fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern time, on each day that the Exchange is open for trading.

         The price per share for purchases or redemptions made directly through State Street is generally the value next computed after State Street receives the purchase order or redemption request.

     The Company does not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders. The Distributor will be deemed to have received such an order when the broker or the designee has accepted the order. Orders are priced at the net asset value next computed after such acceptance. Such order may be transmitted to the Fund or its agents several hours after the time of the acceptance and pricing.

         VALUATION OF PORTFOLIO SECURITIES. Portfolio securities are normally valued using current market valuations. Securities traded on a national securities exchange are valued at the last published sales price on the exchange, or in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (debt securities purchased with a maturity of one year or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

     To the extent that the Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur between the time that their prices are determined and the time the Funds' shares are priced will generally not be reflected in the Funds' share price. The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank & Trust Company. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Funds' shares even if there has not been any change in the foreign currency price of the Funds' investments.

                          YEAR 2000 TRANSITION ISSUES

     Like all financial service providers, the Adviser, Sub-Adviser, Distributor, and third parties providing investment advisory, administrative, transfer agent, custodial and other services (jointly the "Service Providers") utilize systems that may be affected by Year 2000 transition issues.

     The services provided to the Funds and the shareholders by the Service Providers depend on the smooth functioning of their computer systems and those of other parties they deal with. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated.

     Difficulties with Year 2000 transition issues could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time there can be no assurance that there will be no adverse impact on the Funds, the Service Providers have advised the Funds that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000, and expect that their systems, and those of other parties they deal with, will be adapted in time for this event. In addition, there can be no assurance that the companies in which the Funds invest will not experience difficulties with Year 2000 transition issues, which may negatively affect the market value of those companies.

                              FEDERAL INCOME TAXES

     Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to qualify as a regulated investment company in the fiscal year ended December 31, 1999. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to tax on the amount that is not distributed.

     If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the variable annuity contracts and variable life insurance policies (that is, the assets of the Funds), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a variable annuity contract or variable life insurance policy owner with respect to the increase in the value of the variable annuity contract or variable life insurance policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity contracts and variable life insurance policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

     Each Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

     You should consult your contract prospectus and your own tax adviser regarding specific questions about federal, state and local tax issues relating to your contract.

                                PERFORMANCE DATA

     THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE FEES AND EXPENSES WERE REFLECTED, THE RETURNS WOULD BE LOWER. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, the Funds may, from time to time, advertise information regarding their performance. These performance figures are based upon historical results and are not intended to indicate future performance.

CUMULATIVE TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN

1 "Cumulative Total Return" is a measure of a fund's performance encompassing all elements of return. Total return reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. Total return is determined by assuming a hypothetical investment at the beginning of the period, deducting a maximum front-end or applicable contingent deferred sales charge, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period and subtracting the amount of the original investment, and by dividing the original investment. This calculated amount is then expressed as a percentage by multiplying by 100. Periods of less than one year are not annualized.

2 "Average Annual Total Return" represents the average annual compounded rate of return for the periods presented. Periods of less than one year are not annualized. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio. Average annual total return is calculated separately for each Fund in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                            P(1+T)n = ERV

                  Where:    P =     hypothetical initial payment of $1,000.

                            T = average annual total return.

                            n =     number of years.

                            ERV     = ending redeemable value at the end
                                    of the period of a hypothetical
                                    $1,000 payment made at the beginning
                                    of such period.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

30-DAY SEC YIELD

     Davis Real Estate Portfolio may, from time to time, publish its 30-Day SEC Yield.

     "30-Day SEC Yield" is computed in accordance with a standardized method prescribed by the rules of the Securities and Exchange Commission and is calculated separately for each Fund. 30-Day SEC Yield is a measure of the net investment income per share (as defined) earned over a specified 30-day period expressed as a percentage of the maximum offering price of the Funds' shares at the end of the period. Such yield figure was determined by dividing the net investment income per share on the last day of the period, according to the following formula:

                  30-Day SEC Yield = 2 [(a - b + 1) 6 - 1]
                                        ------
                                          cd


Where:      a =   dividends and interest earned during the period.

            b =   expenses accrued for the period.

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

            d = the maximum offering price per share on the last day of the period.

     Davis Real Estate Portfolio's 30-Day SEC Yield will fluctuate depending upon prevailing interest rates, quality, maturities, types of instruments held, and operating expenses. Thus, any yield quotation should not be considered representative of future results. If a broker-dealer charges investors for services related to the purchase or redemption of Fund shares, the yield will effectively be reduced.

OTHER FUND STATISTICS

     In reports or other communications to shareholders and in advertising material, the performance of the Funds may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Funds may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund rating services, and the Funds may use evaluations published by nationally recognized independent ranking services and publications. Any given performance comparison should not be considered representative of the Funds' performance for any future period.

     In advertising and sales literature the Funds may publish various statistics describing its investment portfolio, such as the Funds' average Price to Book and Price to Earnings ratios, beta, alpha, R-squared, standard deviation, etc.

                                   APPENDIX A
                             FINANCIAL INFORMATION
                       DAVIS VARIABLE ACCOUNT FUND, INC.

                          INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDER AND BOARD OF DIRECTORS
DAVIS VARIABLE ACCOUNT FUND, INC. :

     We have audited the accompanying statements of assets and liabilities of the Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, each a series of Davis Variable Account Fund, Inc., as of June 22, 1999. This financial statement is the responsibility of the Funds' management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statements of assets and liabilities referred to above presents fairly, in all material respects, the financial positions of Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio as of June 22, 1999, in conformity with generally accepted accounting principles.


KPMG LLP

DENVER, COLORADO
JUNE 23, 1999

                                         DAVIS VARIABLE ACCOUNT FUND, INC.
                                        STATEMENT OF ASSETS AND LIABILITIES

                                                   June 22, 1999

                                                                     Davis Real
                                     Davis Value   Davis Financial     Estate
                                      Portfolio      Portfolio       Portfolio
                                      ---------      ---------       ---------
ASSETS
     Cash.........................  $33,334           $  33,333       $ 33,333

LIABILITIES.......................         -                   -             -

NET ASSETS
(500 million shares with par
 value of $.001 authorized).......    33,334          $  33,333       $ 33,333

NET ASSET VALUE
     Shares outstanding...........     3,334               3,333         3,333
Net asset value and redemption
  price per share (net............    $10.00              $10.00        $10.00


See notes to financial statement

                       DAVIS VARIABLE ACCOUNT FUND, INC.
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                                JUNE 22, 1999

NOTE 1

     Davis Variable Account Fund, Inc. (the "Fund"), a diversified, open-end management investment company, was formed on March 30, 1999, and has had no operations through June 23, 1999 other than those relating to organizational matters and the sale and issuance of 10,000 shares of common stock to Davis Selected Advisers, L.P. (DSA). The Fund operates three series, Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio.

NOTE 2

     On June 15, 1999 the Fund's Board approved an Investment Advisory Agreement with DSA, a sub-advisory agreement with Davis Selected Advisers-NY, Inc., and a Distributing Agreement with Davis Distributors, LLC as explained in the Fund's Prospectus and Statement of Additional Information.

NOTE 3

     DSA assumed all organizational costs which were estimated at $6,000.

NOTE 4

     The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

Davis Variable Account Fund, Inc.

     Estimates for start-up costs for Davis Variable Account Fund, Inc. are as follows:

         Audit Costs                $  5,000 (1)
         Legal Fees                    1,000 (2)
                                       -----
         Total                      $  6,000

(1)      Estimate is based on start-up audit costs for similar funds.
(2)      Estimate is based on start-up legal costs for similar funds.

                                   FORM N-1A

                       DAVIS VARIABLE ACCOUNT FUND, INC.

         PRE-EFFECTIVE AMENDMENT NO. 1 UNDER THE SECURITIES ACT OF 1933
                      REGISTRATION STATEMENT No. 333-76407

                                      AND

     PRE-EFFECTIVE AMENDMENT NO. 1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-9293

                                     PART C

                               OTHER INFORMATION


Item 23. Exhibits:

          (a) Articles of Incorporation. Articles of Incorporation. Incorporated by reference to Exhibit (a) of Registrant's initial registration statement, File No. 333-75407.

          (b) By-laws. Incorporated by reference to Exhibit (b) of Registrant's initial registration statement, File No. 333-75407.

          (c)  Instruments Defining Rights of Security Holders. Not applicable.

          (d)(1) Investment Advisory Contracts. Incorporated by reference to Exhibit (d)(1) of Registrant's initial registration statement, File No. 333-75407.

          (d)(2) Sub-Advisory Agreement with Davis Selected Advisers-NY, Inc. Incorporated by reference to Exhibit (d)(2) of Registrant's initial registration statement, File No. 333-75407.

          (e) Underwriting Contracts. Distributor's Agreement. Incorporated by reference to Exhibit (a) of Registrant's initial registration statement, File No. 333-75407.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)* Custodian Agreement. Included herein as Exhibit (g).

          (h)(1)* Other Material Contracts. Transfer Agency and Service Agreement. Included herein as Exhibit (h)(1).

          (h)(2) Form of Participation Agreement. Incorporated by reference to Exhibit (h)(2) of Registrant's initial registration statement, File No. 333-75407.

          (i)* Legal Opinion. Opinion and Consent of Counsel, (D'Ancona & Pflaum). Included herein as Exhibit (i)

          (j)* Other Opinions. Consent of Independent Accountants, KPMG, LLP. Included herein as Exhibit (j)

          (k)  Omitted Financial Statements. Not Applicable.

          (l)  Initial Capital Agreements. Not Applicable

          (m)* Rule 12b-1 Plan. Included herein as Exhibit (m).

          (n)  Financial Data Schedule. Not applicable

          (o)  Rule 18f-3 Plan. Not applicable

          (p)* Other Exhibits. Powers of Attorney of the Registrant, Officers and Board of Directors appointing Sheldon Stein and Arthur Don as attorneys-in-fact. Included herein as Exhibit (p).

          *    Filed Herein.

Item 24. Persons Controlled by or Under Common Control With Registrant

     As of the date this registration statement was filed the Registrant's adviser, Davis Selected Advisers, L.P. owned 100% of the Registrant's outstanding shares.

            Davis Distributors, LLC (the Fund's principal underwriter) and Davis Selected Advisers-NY, Inc. (the Fund's sub-adviser) are also wholly owned subsidiaries of Davis Selected Advisers, L.P.

Item 25. Indemnification

     Registrant's Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

     In addition, the Registrant's directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant's adviser.

         In addition to the foregoing indemnification, Registrant's Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.

Item 26. Business and Other Connections of Investment Adviser

     Davis Selected Advisers, L.P. ("DSA ") and subsidiary companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-investment adviser to other investment companies. Davis Distributors, L.L.C., a wholly owned subsidiary of DSA, is a registered broker-dealer. Davis Selected Advisers
- NY, Inc., another wholly owned subsidiary, provides investment management services to various registered and unregistered investment companies, pension plans, institutions and individuals.

     Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

SHELBY M.C. DAVIS, 4135 North Steers Head Road, Jackson Hole, WY 83001. Director, Chairman and Chief Executive Officer, Venture Advisers, Inc.; Director, Davis Selected Advisers-NY, Inc.; Director, Shelby Cullom Davis Financial Consultants, Inc.

CHRISTOPHER C. DAVIS, 609 Fifth Ave, New York, NY 10017. Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director of Kings Bay, Ltd, an offshore investment management company.

KENNETH C. EICH, 124 East Marcy Street, Santa Fe, NM 87501. Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors, L.L.C. Former President and Chief Executive Officer of First of Michigan Corporation. Former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

GARY TYC, 124 East Marcy Street, Santa Fe NM 87501. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Venture Advisers, Inc.; Vice President, Treasurer, & Assistant Secretary of Davis Selected Advisers - NY, Inc.; Vice President, Treasurer, & Assistant Secretary of Davis Distributors, L.L.C. Former Vice President of Oppenheimer Management Corporation.

THOMAS D. TAYS, 124 East Marcy Street, Santa Fe NM 87501. Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors, L.L.C. Former Vice President and Special Counsel of U.S. Global Investors, Inc.


   Item 27.       Principal Underwriter

         (a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 124 East Marcy Street, Santa Fe, NM 87501, is the principal underwriter for the Registrant and also acts as principal underwriter for Davis New York Venture Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Intermediate Investment Grade Bond Fund, Inc., Davis Series, Inc., Davis International Series, Inc., Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust.

         (b)      Management of the Principal Underwriters:


NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH      POSITIONS AND OFFICES
BUSINESS ADDRESS          UNDERWRITER                     WITH REGISTRANT
----------------          -----------                     ---------------

Kenneth C. Eich           President                       Vice President
124 East Marcy Street
Santa Fe, NM 87501

Gary P. Tyc               Vice President, Treasurer and   None
124 East Marcy Street     Assistant Secretary
Santa Fe, NM 87501

Thomas D. Tays            Vice President and Secretary    Vice President and
124 East Marcy Street                                     Secretary
Santa Fe, NM 87501

         (c)      Not applicable.


Item 28. Location of Accounts and Records

         Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, and at the offices of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02107, and the Registrant's transfer agent State Street Bank and Trust, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02107.

Item 29. Management Services

         Not applicable

Item 30. Undertakings

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                       DAVIS VARIABLE ACCOUNT FUND, INC.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 25th day of June, 1999.

                                           DAVIS VARIABLE ACCOUNT FUND, INC.


                                           *By: /s/ Sheldon Stein
                                           ----------------------
                                                    Sheldon Stein
                                                    Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

        Signature               Title                                Date
        ---------               -----                               ----
     Shelby M.C. Davis*    President, Chief Executive Officer    June 25, 1999
     Shelby M.C. Davis

     Sharra L. Reed*       Principal Financial Officer
     Sharra L. Reed        and Treasurer                         June 25, 1999


                                           *By: /s/ Sheldon Stein
                                           ----------------------
                                                    Sheldon Stein
                                                    Attorney-in-Fact

*Sheldon Stein signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit (p) to Registrant's Pre-Effective Amendment number 1 to Registrant's Registration Statement.

                                                /s/ Sheldon Stein
                                                -----------------
                                                Sheldon Stein
                                                Attorney-in-Fact

                       DAVIS VARIABLE ACCOUNT FUND, INC.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on June 25, 1999 by the following persons in the capacities indicated.

     Signature                                            Title
     ---------                                            -----
Wesley E. Bass. Jr.*                                      Director
-------------------------
Wesley E. Bass, Jr.

Jeremy H. Biggs*                                          Director
-------------------------
Jeremy H. Biggs

Marc P. Blum*                                             Director
-------------------------
Marc P. Blum

Andrew A. Davis*                                          Director
-------------------------
Andrew A. Davis

Christopher C. Davis*                                     Director
-------------------------
Christopher C. Davis

Jerry D. Geist*                                           Director
-------------------------
Jerry D. Geist

D. James Guzy*                                            Director
-------------------------
D. James Guzy

G. Bernard Hamilton*                                      Director
-------------------------
G. Bernard Hamilton

LeRoy E. Hoffberger*                                      Director
-------------------------
LeRoy E. Hoffberger

Laurence W. Levine*                                       Director
-------------------------
Laurence W. Levine

Christian R. Sonne*                                       Director
-------------------------
Christian R. Sonne

Marsha Williams*                                          Director
-------------------------
Marsha Williams

* Sheldon Stein signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit (p) to Registrant's Pre-Effective Amendment No 1 to Registrant's Registration Statement.


                                /s/ Sheldon Stein
                                -----------------
                                    Sheldon Stein
                                    Attorney-in-Fact

                                 EXHIBIT LIST

      Exhibit (g)          Custodian Agreement
      Exhibit (h)(1)       Transfer Agency and Service Agreement.
      Exhibit (i)          Opinion and Consent of Counsel, (D'Ancona & Pflaum).
      Exhibit (j)          Consent of  Independent Accountants, KPMG, LLP.
      Exhibit (m)          Rule 12b-1 Plan.
      Exhibit (p)          Powers of Attorney.